Fair Value Measurements (Tables)	12 Months Ended
Dec. 28, 2014
Fair Value Measurements
Summary of assets and liabilities measured at fair value on a recurring basis

        The Company's assets and liabilities measured at fair value on a recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements (in thousands):

	Fair Value Measurement at December 28, 2014
Description	Total as of December 28, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Other assets—cash and cash equivalents that fund supplemental executive retirement plan and deferred compensation plan	$739	$739	$—	$—
Other assets—assets that fund supplemental executive retirement plan	2,633	2,633	—	—
Other assets—deferred compensation plan investment in Sprouts	5,893	5,893	—	—
Derivatives	657	—	657	—
Financial liabilities
Other long-term liabilities—deferred compensation plan	(14,105)	(5,893)	(8,212)	—

Total	$(4,183)	$3,372	$(7,555)	$—

	Fair Value Measurement at December 29, 2013
Description	Total as of December 29, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Other assets—cash and cash equivalents that fund supplemental executive retirement plan and deferred compensation plan	$739	$739	$—	$—
Other assets—assets that fund supplemental executive retirement plan	2,490	2,490	—	—
Other assets—deferred compensation plan investment in Sprouts	11,919	—	11,919	—
Derivatives	4,831	—	4,831	—
Financial liabilities
Other long-term liabilities—deferred compensation plan	(18,831)	—	(18,831)	—

Total	$1,148	$3,229	$(2,081)	$—